Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2016	2017
Computer equipment	$23,763	$45,580
Office equipment	4,370	12,214
Vehicles	31	189
Leasehold improvement	2,800	10,366
Less: accumulated depreciation	(18,844)	(30,566)
Exchange difference	1,812	1,979

	13,932	$39,762

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017 were $6,646, $8,404 and $11,722 respectively.